Risk Management and Derivative Instruments (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gains (losses) on Commodity Derivative Contracts
Realized net losses					$ 18,332	$ 17,585	$ 15,825
Unrealized net gains (losses)					157,500
Gains (losses) on commodity derivative contracts - net	$ (19,293)	$ (31,467)	$ 2,079	$ (54,140)	139,189	(44,284)	(11,158)
Not designated as Hedging Instrument
Gains (losses) on Commodity Derivative Contracts
Realized net losses					(18,332)	(17,585)	(15,825)
Unrealized net gains (losses)	$ (61,482)	$ (14,329)	$ (92,718)	$ (22,192)	157,521	(26,699)	4,667
Gains (losses) on commodity derivative contracts - net					$ 139,189	$ (44,284)	$ (11,158)